Notes Receivable, net and Other	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Notes Receivable, net and Other	Notes Receivable, net and Other
Notes receivable, net are summarized in the table below (dollars in thousands):

	Interest Rate	June 30, 2020	December 31, 2019
Construction Financing Note (1) (5)
Face amount	7.0%	$4,000	$4,000
Discount (2)		(275)	(402)
		3,725	3,598
Certificate of Occupancy Note (3) (5)
Face amount	7.0%	$5,250	$5,250
Discount (4)		(994)	(1,139)
		4,256	4,111
Note receivable, net		$7,981	$7,709
____________________________________

(1)
The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before the earlier of (i) the buyer closing on third party institutional financing for the construction of improvements on the property, (ii) three years after the development commencement date, or (iii) July 9, 2024.

(2)	The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2021.

(3)	The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before July 9, 2025.

(4)	The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2023.

(5)	The notes receivable are secured by the 1.65-acre land parcel adjacent to the Hilton St. Petersburg Bayfront.
No cash interest income was recorded for the three and six months ended June 30, 2020.
For the three and six months ended June 30, 2020, we recognized discount amortization income of $137,000 and $272,000, respectively, which is included in “other income (expense)” in the consolidated statement of operations.
On January 1, 2020, we adopted the provisions of Accounting Standards Codification (“ASC”) Topic 326, Financial Instruments - Credit Losses. Upon adoption we evaluated the notes and other receivables under the criteria in ASC Topic 326. Upon adoption we determined that the expected credit loss associated with the notes and other receivables was immaterial. As of June 30, 2020, there was no allowance related to the notes receivable.
Other consideration received from the sale of the 1.65-acre parking lot adjacent to the Hilton St. Petersburg Bayfront is summarized in the table below (dollars in thousands):

	Imputed Interest Rate	June 30, 2020		December 31, 2019
Future ownership rights of parking parcel	7.0%	$4,100		$4,100
Imputed interest		219		72
		4,319	(1)	4,172	(1)

Free use of parking easement prior to development commencement	7.0%	$235		$235
Accumulated amortization		(235)		(118)
		—	(1)	117	(1)

Reimbursement of parking fees while parking parcel is in development (2)	7.0%	$462		$462
Accumulated amortization		—		—
		462	(1)	462	(1)
Total		$4,781		$4,751
____________________________________

(1)	Included in “other assets” in the consolidated balance sheets.

(2)	Amortization will commence when the parking parcel begins development.
For the three and six months ended June 30, 2020, we recognized imputed interest income of $74,000 and $147,000, respectively, and amortization expense of $0 and $117,000, respectively, related to the free use of parking easement, which are included in “other income (expense)” in the consolidated statement of operations.
Notes Receivable, net and Other
On October 10, 2019, the Company sold the 1.65-acre parking lot adjacent to the Hilton St. Petersburg Bayfront in St. Petersburg, Florida. The consideration received is summarized in the table below (in thousands):

Cash	$8,250
Note receivable - construction financing	3,543
Note receivable - certificate of occupancy	4,047
Other asset - future ownership rights of parking parcel	4,100
Other asset - free use of parking easement prior to development commencement	235
Other asset - reimbursement of parking fees while parking parcel is in development	462
Total	$20,637

Notes Receivable, net
Notes receivable, net are summarized in the table below (dollars in thousands):

	Interest Rate	December 31, 2019
Construction Financing Note (1)
Face amount	7.0%	$4,000
Discount (2)		(402)
		3,598
Certificate of Occupancy Note (3)
Face amount	7.0%	$5,250
Discount (4)		(1,139)
		4,111
Note receivable, net		$7,709
____________________________________

(1)
The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before the earlier of (i) the buyer closing on third party institutional financing for the construction of improvements on the property, (ii) three years after the development commencement date, or (iii) July 9, 2024.

(2)	The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2021.

(3)	The outstanding principal balance and all accrued and unpaid interest shall be due and payable on or before July 9, 2025.

(4)	The discount represents the imputed interest during the interest free period. Interest begins accruing on July 9, 2023.
No cash interest income was recorded for the year ended December 31, 2019.
For the year ended December 31, 2019, we recognized discount amortization of $119,000, which is included in “other income (expense)” in the consolidated statement of operations.
As of December 31, 2019, there was no allowance related to the notes receivable as collectibility is considered probable.
Other
Other consideration is summarized in the table below (dollars in thousands, except interest rates):

	Imputed Interest Rate	December 31, 2019
Future ownership rights of parking parcel	7.0%	$4,100
Imputed accrued interest		72
		4,172	(1)

Free use of parking easement prior to development commencement	7.0%	$235
Accumulated amortization		(118)
		117	(1)

Reimbursement of parking fees while parking parcel is in development (2)	7.0%	$462
Accumulated amortization		—
		462	(1)
Total		$4,751
____________________________________

(1)	Included in “other assets” in the consolidated balance sheets.

(2)	Amortization will commence when the parking parcel begins development.
For the year ended December 31, 2019, we recognized imputed accrued interest of $72,000 and amortization of $118,000 related to the free use of parking easement, which are included in “other income (expense)” in the consolidated statement of operations.